Note 8 - Prepaid Expenses and Other Current Assets (Details) - Summary of Prepaid Expenses and Other Current Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Summary of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses	$ 592	$ 848
Interest receivable	338	527
Value-added-tax recoverable	56	25
Other receivable	29	48
Deferred income tax assets	16	26
Other	406	483
	$ 1,437	$ 1,957